TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Schedule of Transferred Assets and Liabilities

	The Group		The Bank
	Carrying value of transferred assets	Carrying value of associated liabilities	Carrying value of transferred assets	Carrying value of associated liabilities
	£m	£m	£m	£m
At 31 December 2020
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	—	—	3,244	1,869
Financial assets at fair value through other comprehensive income	7,475	5,105	4,889	3,895
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	34,584	4,481	4,072	—

	The Group		The Bank
	Carrying value of transferred assets	Carrying value of associated liabilities	Carrying value of transferred assets	Carrying value of associated liabilities
	£m	£m	£m	£m
At 31 December 2019
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	3,123	2,668	655	21
Financial assets at fair value through other comprehensive income	5,436	4,560	7,552	6,065
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1,2]	42,545	7,376	6,433	—
1The carrying value of associated liabilities for the Group excludes securitisation notes held by the Group of £27,418 million (31 December 2019: £31,396 million).
2The carrying value of transferred assets for the Bank includes amounts relating to assets transferred to structured entities which are fully consolidated into the Group. The liabilities associated with such assets are issued by the structured entities.